Cash and Cash Equivalents and Short-Term Deposits (Details) - Schedule of Cash and Cash Equivalents and Short-Term Deposits - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents and Short-Term Deposits [Abstract]
Cash and cash equivalents	$ 82,438	$ 46,150
Short-term deposits		81,690
Total	$ 82,438	$ 127,840